FAIR VALUE OF FINANCIAL INSTRUMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Of Financial Instruments
FAIR VALUE OF FINANCIAL INSTRUMENTS

9. FAIR VALUE OF FINANCIAL INSTRUMENTS

U.S. GAAP requires the categorization of the fair value of financial instruments into three broad levels which form a hierarchy.

Level 1—Quoted prices in active markets for identical instruments.

Level 2—Valuations based principally on other observable market parameters, including

•	Quoted prices in active markets for similar instruments,

•	Quoted prices in less active or inactive markets for identical or similar instruments,

•	Other observable inputs (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), and

•	Market corroborated inputs (derived principally from or corroborated by observable market data).

Level 3—Valuations based significantly on unobservable inputs.

New Residential follows this hierarchy for its financial instruments. The classifications are based on the lowest level of input that is significant to the fair value measurement.

The carrying value and fair value of New Residential’s financial assets recorded at fair value on a recurring basis at June 30, 2013 were as follows:

			Fair Value
	Principal Balance or Notional Amount	Carrying Value	Level 2	Level 3	Total
Assets:
Real estate securities, available-for-sale	$1,987,853	$1,759,239	$1,129,786	$629,453	$1,759,239
Investments in excess mortgage servicing rights, at fair value (A)	69,914,531	271,420	—	271,420	271,420
Investments in excess mortgage servicing rights, equity method investees, at fair value (A)	83,864,810	183,153	—	183,153	183,153

	$155,767,194	$2,213,812	$1,129,786	$1,084,026	$2,213,812

(A)	The notional amount represents the total unpaid principal balance of the mortgage loans underlying the Excess MSRs. Generally, New Residential does not receive an excess mortgage servicing amount on nonperforming loans.

Investments in Excess MSRs Valuation

Fair value estimates of New Residential’s Excess MSRs were based on internal pricing models. The valuation technique is based on discounted cash flows. Significant inputs used in the valuations included expectations of prepayment rates, delinquency rates, recapture rates, the excess mortgage servicing amount of the underlying mortgage loans and discount rates that market participants would use in determining the fair values of mortgage servicing rights on similar pools of residential mortgage loans. New Residential’s management validates significant inputs and outputs of the internal pricing models by comparing them to available independent third party market parameters and models for reasonableness. New Residential believes its valuation methods and the assumptions used are appropriate and consistent with other market participants.

In order to evaluate the reasonableness of its fair value determinations, management engages an independent valuation firm to separately measure the fair value of its Excess MSRs. The independent valuation firm determines an estimated fair value range of each pool based on its own models and issues a “fairness opinion” with this range. Management compares the range included in the opinion to the value generated by its internal models. For Excess MSRs acquired prior to the current quarter, the fairness opinion relates to the valuation at the current quarter end date. For Excess MSRs acquired during the current quarter, the fairness opinion relates to the valuation at the time of acquisition. To date, New Residential has not made any significant valuation adjustments as a result of these fairness opinions.

For Excess MSRs acquired during the current quarter, New Residential revalues the Excess MSRs at the quarter end date if a payment is received between the acquisition date and the end of the quarter. Otherwise, Excess MSRs acquired during the current quarter are carried at their amortized cost basis if there has been no change in assumptions since acquisition.

In addition, in valuing the Excess MSRs, management considered the likelihood of Nationstar being removed as the servicer, which likelihood is considered to be remote. Fair value measurements of the Excess MSRs are sensitive to changes in the assumptions or methodology used to determine fair value, and such changes could result in a significant increase or decrease in the fair value. Significant increases (decreases) in the discount rates, prepayment or delinquency rates in isolation would result in a significantly lower (higher) fair value measurement, whereas significant increases (decreases) in the recapture rates or excess mortgage servicing amount in isolation would result in a significantly higher (lower) fair value measurement. Generally, a change in the delinquency rate assumption is accompanied by a directionally similar change in the assumption used for the prepayment speed.

The following table summarizes certain information regarding the inputs used in valuing the Excess MSRs owned directly and through equity method investees as of June 30, 2013:

Significant Inputs
Held Directly (Note 3)	Prepayment Speed (A)	Delinquency (B)	Recapture Rate (C)	Excess Mortgage Servicing Amount (D)	Discount Rate
MSR Pool 1	15.3%	10.0%	35.0%	28 bps	12.5%
MSR Pool 1—Recapture Agreement	8.0%	10.0%	35.0%	21 bps	12.5%
MSR Pool 2	15.4%	10.9%	35.0%	23 bps	12.5%
MSR Pool 2—Recapture Agreement	8.0%	10.0%	35.0%	21 bps	12.5%
MSR Pool 3	15.8%	11.9%	35.0%	23 bps	12.5%
MSR Pool 3—Recapture Agreement	8.0%	10.0%	35.0%	21 bps	12.5%
MSR Pool 4	18.0%	15.9%	35.0%	17 bps	12.5%
MSR Pool 4—Recapture Agreement	8.0%	10.0%	35.0%	21 bps	12.5%
MSR Pool 5	12.4%	N/A	(E)	13.0%	13 bps	12.5%
MSR Pool 5—Recapture Agreement	8.0%	N/A	(E)	15.0%	21 bps	12.5%
MSR Pool 11—Recapture Agreement	9.0%	2.0%	31.0%	19 bps	12.5%

Held through Equity Method Investees (Note 6)
MSR Pool 6	18.9%	8.9%	35.0%	25 bps	12.5%
MSR Pool 6—Recapture Agreement	10.0%	6.0%	35.0%	23 bps	12.5%
MSR Pool 7	13.6%	8.0%	35.0%	16 bps	12.5%
MSR Pool 7—Recapture Agreement	10.0%	5.0%	35.0%	19 bps	12.5%
MSR Pool 8	14.9%	7.0%	35.0%	19 bps	12.5%
MSR Pool 8—Recapture Agreement	10.0%	5.0%	35.0%	19 bps	12.5%
MSR Pool 11	19.7%	7.7%	38.6%	16 bps	12.5%
MSR Pool 11—Recapture Agreement	10.0%	2.5%	35.0%	19 bps	12.5%

(A)	Projected annualized weighted average lifetime voluntary and involuntary prepayment rate using a prepayment vector.
(B)	Projected percentage of mortgage loans in the pool that will miss their mortgage payments.
(C)	Percentage of voluntarily prepaid loans that are expected to be refinanced by Nationstar.
(D)	Weighted average total mortgage servicing amount in excess of the basic fee.
(E)	The Excess MSR will be paid on the total UPB of the mortgage portfolio (including both performing and delinquent loans until REO).

All of the assumptions listed have some degree of market observability, based on New Residential’s knowledge of the market, relationships with market participants, and use of common market data sources. Prepayment speed and delinquency rate projections are in the form of “curves” or “vectors” that vary over the expected life of the pool. New Residential uses assumptions that generate its best estimate of future cash flows for each investment in Excess MSRs.

When valuing Excess MSRs, New Residential uses the following criteria to determine the significant inputs:

•

Prepayment Speed: Prepayment speed projections are in the form of a “vector” that varies over the expected life of the pool. The prepayment vector specifies the percentage of the collateral balance that is expected to prepay voluntarily (i.e., pay off) and involuntarily (i.e., default) at each point in the future. The prepayment vector is based on assumptions that reflect factors such as the borrower’s FICO score, loan-to-value ratio, debt-to-income ratio, vintage on a loan level basis, as well as the projected effect on loans eligible for the Home Affordable Refinance Program 2.0 (“HARP 2.0”). Management considers collateral-specific prepayment experience when determining this vector. For the Recapture Agreements and recaptured loans, New Residential also considers industry research on the prepayment experience of similar loan pools (i.e., loan pools composed of refinanced loans). This data is obtained from remittance reports, market data services and other market sources.

•	Delinquency Rates: For existing mortgage pools, delinquency rates are based on the recent pool-specific experience of loans that missed their latest mortgage payments. For the Recapture Agreements and recaptured loans, delinquency rates are based on the experience of similar loan pools originated by Nationstar and delinquency experience over the past year. Management believes this time period provides a reasonable sample for projecting future delinquency rates while taking into account current market conditions. Additional consideration is given to loans that are expected to become 30 or more days delinquent.

•	Recapture Rates: Recapture rates are based on actual average recapture rates experienced by Nationstar on similar mortgage loan pools. Generally, New Residential looks to one year worth of actual recapture rates, which management believes provides a reasonable sample for projecting future recapture rates while taking into account current market conditions.

•	Excess Mortgage Servicing Amount: For existing mortgage pools, excess mortgage servicing amount projections are based on the actual total mortgage servicing amount in excess of a basic fee. For loans expected to be refinanced by Nationstar and subject to a Recapture Agreement, New Residential considers the excess mortgage servicing amount on loans recently originated by Nationstar over the past year and other general market considerations. Management believes this time period provides a reasonable sample for projecting future excess mortgage servicing amounts while taking into account current market conditions.

•	Discount Rate: The discount rates used by New Residential are derived from market data on pricing of mortgage servicing rights backed by similar collateral.

New Residential uses different prepayment and delinquency assumptions in valuing the Excess MSRs relating to the original loan pools, the Recapture Agreements and the Excess MSRs relating to recaptured loans. The prepayment speed and delinquency rate assumptions differ because of differences in the collateral characteristics, eligibility for the Home Affordable Refinance Program 2.0 (“HARP 2.0”) and expected borrower behavior for original loans and loans which have been refinanced. New Residential uses the same assumptions for recapture and discount rates when valuing Excess MSRs and Recapture Agreements. These assumptions are based on historical recapture experience and market pricing.

Excess MSRs, owned directly, measured at fair value on a recurring basis using Level 3 inputs changed during the six months ended June 30, 2013 as follows:

	Level 3 (A)
	MSR Pool 1	MSR Pool 2	MSR Pool 3	MSR Pool 4	MSR Pool 5	MSR Pool 11	Total
Balance at December 31, 2012	$40,910	$39,322	$35,434	$15,036	$114,334	$—	$245,036
Transfers (B)
Transfers from Level 3 (B)	—	—	—	—	—	—	—
Transfers to Level 3 (B)	—	—	—	—	—	—	—
Gains (losses) included in net income (C)	7,185	8,107	6,719	2,844	18,836	—	43,691
Interest income	3,615	2,802	3,073	1,237	10,053	—	20,780
Purchases, sales and repayments
Purchases	—	—	—	—	—	2,391	2,391
Purchase adjustments	—	—	—	—	—	—	—
Proceeds from sales	—	—	—	—	—	—	—
Proceeds from repayments	(7,180)	(6,335)	(6,288)	(2,408)	(18,267)	—	(40,478)

Balance at June 30, 2013	$44,530	$43,896	$38,938	$16,709	$124,956	$2,391	$271,420

(A)	Includes the recapture agreement for each respective pool.
(B)	Transfers are assumed to occur at the beginning of the respective period.
(C)	The gains (losses) recorded in earnings during the period are attributable to the change in unrealized gains (losses) relating to Level 3 assets still held at the reporting dates. These gains (losses) represent the change in fair value of the Excess MSRs and are recorded in “Change in fair value of investments in excess mortgage servicing rights” in the consolidated statements of income.

Excess Mortgage Servicing Rights Equity Method Investees Valuation

Fair value estimates of New Residential’s investments were based on internal pricing models. New Residential estimated the fair value of the assets and liabilities of the underlying entities in which it holds an equity interest. The valuation technique is based on discounted cash flows. Significant inputs represent the inputs required to estimate the fair value of the Excess MSRs held by the entities and include expectations of prepayment rates, delinquency rates, recapture rates, the excess mortgage servicing amount of the underlying mortgage loans, and discount rates that market participants would use in determining the fair values of mortgage servicing rights on similar pools of residential mortgage loans. In addition, in valuing the Excess MSRs, management considered the likelihood of Nationstar being removed as servicer, which likelihood is considered to be remote. Refer to the Investments in Excess MSRs Valuation section above for further details.

New Residential’s investments in equity method investees measured at fair value on a recurring basis using Level 3 inputs changed during the six months ended June 30, 2013 as follows:

Six Months Ended June 30, 2013
Balance at December 31, 2012	$—
Contributions to equity method investees	178,866
Distributions of earnings from equity method investees	(4,822)
Distributions of capital from equity method investees	(11,987)
Change in fair value of investments in equity method investees	21,096

Balance at June 30, 2013	$183,153

Real Estate Securities Valuation

As of June 30, 2013 New Residential’s securities valuation methodology and results are further detailed as follows:

			Fair Value
Asset Type	Outstanding Face Amount	Amortized Cost Basis	Multiple Quotes (A)	Total	Level
Non-Agency RMBS	$927,903	$605,835	$629,453	$629,453	3
Agency ARM RMBS	1,059,950	1,134,190	1,129,786	1,129,786	2

Total	$1,987,853	$1,740,025	$1,759,239	$1,759,239

(A)	Management generally obtained pricing service quotations or broker quotations from two sources, one of which was generally the seller (the party that sold New Residential the security). Management selected one of the quotes received as being most representative of the fair value and did not use an average of the quotes. Even if New Residential receives two or more quotes on a particular security that come from non-selling brokers or pricing services, it does not use an average because management believes using an actual quote more closely represents a transactable price for the security than an average level. Furthermore, in some cases there is a wide disparity between the quotes New Residential receives. Management believes using an average of the quotes in these cases would not represent the fair value of the asset. Based on New Residential’s own fair value analysis, management selects one of the quotes which is believed to more accurately reflect fair value. New Residential never adjusts quotes received. These quotations are generally received via email and contain disclaimers which state that they are “indicative” and not “actionable”—meaning that the party giving the quotation is not bound to actually purchase the security at the quoted price.

Fair value measurements categorized within Level 3 are sensitive to changes in the assumptions or methodology used to determine fair value, and such changes could result in a significant increase or decrease in the fair value. For New Residential’s investments in real estate securities categorized within Level 3 of the fair value hierarchy, the significant unobservable inputs include the discount rates, assumptions related to prepayments, default rates and loss severities. Significant increases (decreases) in any of the discount rates, default rates or loss severities in isolation would result in a significantly lower (higher) fair value measurement. The impact of changes in prepayment speeds would have differing impacts on fair value, depending on the seniority of the investment. Generally, a change in the default assumption is accompanied by directionally similar changes in the assumptions used for the loss severity and the prepayment speed.

Fair value estimates of New Residential’s Non-Agency RMBS were based on third party indications as of June 30, 2013 and classified as Level 3. Securities measured at fair value on a recurring basis using Level 3 inputs changed during the six months ended June 30, 2013 as follows:

Level 3 Non-Agency RMBS
Balance at December 31, 2012	$289,756
Transfer (A)
Transfers from Level 3	—
Transfers into Level 3	—
Total Gains (Losses)
Included in net income as impairment	(729)
Gain on Settlement of Securities	58
Included in comprehensive income (B)	8,092
Amortization included in interest income	10,558
Purchases, sales and repayments
Purchases	366,926
Sales	(4,421)
Proceeds from repayments	(40,787)

Balance at June 30, 2013	$629,453

(A)	Transfers are assumed to occur at the beginning of the respective period.
(B)	These gains (losses) were included in net unrealized gain (loss) on securities in the consolidated statements of comprehensive income.

Loans for Which Fair Value is Only Disclosed

As of June 30, 2013, loans which New Residential has the intent and ability to hold into the foreseeable future are classified as held-for-investment. Loans held-for-investment are carried at the aggregate unpaid principal balance adjusted for any unamortized premium or discount, deferred fees or expenses, an allowance for loan losses, charge-offs and write-downs for impaired loans.

The fair value of New Residential’s reverse mortgage loans held-for-investment were estimated based on a discounted cash flow analysis using internal pricing models. The significant inputs to these models include discount rates and the timing and amount of expected cash flows that management believes market participants would use in determining the fair values on similar pools of reverse mortgage loans. New Residential’s loans held-for-investment are categorized within Level 3 of the fair value hierarchy.

The following table summarizes the inputs used in valuing reverse mortgage loans as of June 30, 2013:

Reverse Mortgage Loans for Which Fair Value is Only Disclosed

					Significant Inputs
Loan Type	Outstanding Face Amount	Carrying Value	Fair Value	Valuation Allowance/ (Reversal) In Current Year	Discount Rate	WAL (Years) (A)
Reverse Mortgage Loans	$56,730	$33,636	$33,845	$—	10.6%	4.1

(A)	The weighted average life is based on the expected timing of the receipt of cash flows.

Liabilities for Which Fair Value is Only Disclosed

Repurchase agreements are not measured at fair value in the statement of position; however, management believes that their carrying value approximates fair value. Repurchase agreements are considered to be level 2 in the valuation hierarchy with significant valuation variables including the amount and timing of expected cash flows, interest rates and collateral funding spreads.

7. FAIR VALUE OF FINANCIAL INSTRUMENTS

U.S. GAAP requires the categorization of the fair value of financial instruments into three broad levels which form a hierarchy.

Level 1-Quoted prices in active markets for identical instruments.

Level 2-Valuations based principally on other observable market parameters, including

•	Quoted prices in active markets for similar instruments,

•	Quoted prices in less active or inactive markets for identical or similar instruments,

•	Other observable inputs (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), and

•	Market corroborated inputs (derived principally from or corroborated by observable market data).

Level 3-Valuations based significantly on unobservable inputs.

New Residential follows this hierarchy for its financial instruments. The classifications are based on the lowest level of input that is significant to the fair value measurement.

The carrying value and fair value of New Residential’s financial assets and liabilities at December 31, 2012 were as follows:

	Principal Balance or		Fair Value
	Notional Amount	Carrying Value	Level 2	Level 3	Total
Assets:
Investments in Excess MSRs (A)	$76,560,751	$245,036	$—	$245,036	$245,036
Real estate securities, available-for-sale	$433,510	$289,756	$—	$289,756	$289,756
Liabilities:
Repurchase agreements	$150,922	$150,922	$150,922	$—	$150,922

(A)	The notional amount represents the total unpaid principal balance of the mortgage loans underlying the Excess MSRs. Generally, New Residential does not receive an excess mortgage servicing amount on nonperforming loans.

Investments in Excess MSRs Valuation

Fair value estimates of New Residential’s Excess MSRs were based on internal pricing models as of December 31, 2012 and 2011, respectively. The valuation technique is based on discounted cash flows. Significant inputs used in the valuations included expectations of prepayment rates, delinquency rates, recapture rates, the excess mortgage servicing amount of the underlying mortgage loans and discount rates that market participants would use in determining the fair values of mortgage servicing rights on similar pools of residential mortgage loans. New Residential’s management validates the inputs and outputs of the internal pricing models by comparing them to available independent third party market parameters and models for reasonableness. New Residential believes its valuation methods and the assumptions used are appropriate and consistent with other market participants.

In order to evaluate the reasonableness of its fair value determinations, management engages an independent valuation firm to separately measure the fair value of its Excess MSRs. The independent valuation firm determines an estimated fair value range based on its own models and issues a “fairness opinion” with this range. Management compares the range included in the opinion to the value generated by its internal models. For Excess MSRs acquired prior to the current quarter, the fairness opinion relates to the valuation at the current quarter end date. For Excess MSRs acquired during the current quarter, the fairness opinion relates to the valuation at the time of acquisition. To date, New Residential has not made any significant valuation adjustments as a result of these fairness opinions.

For Excess MSRs acquired during the current quarter, New Residential revalues the Excess MSRs at the quarter end date if a payment is received between the acquisition date and the end of the quarter. Otherwise, Excess MSRs acquired during the current quarter are carried at their amortized cost basis if there has been no change in assumptions since acquisition.

In addition, in valuing the Excess MSRs, management considered the likelihood of Nationstar being removed as the servicer, which likelihood is considered to be remote. Fair value measurements of the Excess MSRs are sensitive to changes in the assumptions or methodology used to determine fair value, and such changes could result in a significant increase or decrease in the fair value. Significant increases (decreases) in the discount rates, prepayments or delinquency rates in isolation would result in a significantly lower (higher) fair value measurement, whereas significant increases (decreases) in the recapture rates or excess mortgage servicing amount in isolation would result in a significantly higher (lower) fair value measurement. Generally, a change in the delinquency rate assumption is accompanied by a directionally similar change in the assumption used for the prepayment speed.

The following table summarizes certain information regarding the inputs used in valuing the Excess MSRs as of December 31, 2012 and 2011:

	Significant Input Ranges (December 31, 2011)
	Prepayment Speed (A)	Delinquency (B)	Recapture Rate (C)	Excess Mortgage Servicing Amount (D)	Discount Rate
Pool 1	20.0%	10.0%	35.0%	29 bps	20.0%
Pool 1—Recapture Agreement	8.0%	10.0%	35.0%	21 bps	20.0%

	Significant Input Ranges (December 31, 2012)
	Prepayment Speed (A)	Delinquency (B)		Recapture Rate (C)	Excess Mortgage Servicing Amount (D)	Discount Rate
Pool 1	17.1%	10.0%		35.0%	29 bps	18.0%
Pool 1—Recapture Agreement	8.0%	10.0%		35.0%	21 bps	18.0%
Pool 2	16.7%	11.0%		35.0%	23 bps	17.3%
Pool 2—Recapture Agreement	8.0%	10.0%		35.0%	21 bps	17.3%
Pool 3	16.9%	12.1%		35.0%	23 bps	17.6%
Pool 3—Recapture Agreement	8.0%	10.0%		35.0%	21 bps	17.6%
Pool 4	18.6%	15.9%		35.0%	17 bps	17.9%
Pool 4—Recapture Agreement	8.0%	10.0%		35.0%	21 bps	17.9%
Pool 5	15.0%	N/A	(E)	20.0%	13 bps	17.5%
Pool 5—Recapture Agreement	8.0%	N/A	(E)	20.0%	21 bps	17.5%

(A)	Projected annualized weighted average lifetime voluntary and involuntary prepayment rate using a prepayment vector.
(B)	Projected percentage of mortgage loans in the pool that will miss their mortgage payments.
(C)	Percentage of voluntarily prepaid loans that are expected to be refinanced by Nationstar.
(D)	Weighted average total mortgage servicing amount in excess of the basic fee.
(E)	The Excess MSR will be paid on the total UPB of the mortgage portfolio (including both performing and delinquent loans until REO).

All of the assumptions listed have some degree of market observability, based on New Residential’s knowledge of the market, relationships with market participants, and use of common market data sources. Prepayment speed and default rate projections are in the form of “curves” or “vectors” that vary over the expected life of the pool. New Residential uses assumptions that generate its best estimate of future cash flows for each investment in Excess MSRs.

When valuing Excess MSRs, New Residential uses the following criteria to determine the significant inputs:

•	Prepayment Speed: Prepayment speed projections are in the form of a “vector” that varies over the expected life of the pool. The prepayment vector specifies the percentage of the collateral balance that is expected to prepay voluntarily (i.e., pay off) and involuntarily (i.e., default) at each point in the future. The prepayment vector is based on assumptions that reflect factors such as the borrower’s FICO score, loan-to-value ratio, debt-to-income ratio, vintage on a loan level basis, as well as the projected effect on loans eligible for the Home Affordable Refinance Program 2.0 (“HARP 2.0”). Management considers collateral-specific prepayment experience when determining this vector. For the Recapture Agreements and recaptured loans, New Residential also considers industry research on the prepayment experience of similar loan pools (i.e., loan pools composed of refinanced loans). This data is obtained from remittance reports, market data services and other market sources.

•	Delinquency Rates: For existing mortgage pools, delinquency rates are based on the pool-specific experience of loans that missed their latest mortgage payments. For the Recapture Agreements and recaptured loans, delinquency rates are based on the experience of similar loan pools originated by Nationstar and delinquency experience over the past year. Management believes this time period provides a reasonable sample for projecting future delinquency rates while taking into account current market conditions. Additional consideration is given to loans that are expected to become 30 or more days delinquent.

•	Recapture Rates: Recapture rates are based on actual average recapture rates experienced by Nationstar on similar mortgage loan pools. Generally, New Residential looks to one year worth of actual recapture rates, which management believes provides a reasonable sample for projecting future recapture rates while taking into account current market conditions.

•	Excess Mortgage Servicing Amount: For existing mortgage pools, excess mortgage servicing amount projections are based on the actual total mortgage servicing amount in excess of a basic fee. For loans expected to be refinanced by Nationstar and subject to a Recapture Agreement, New Residential considers the excess mortgage servicing amount on loans originated by Nationstar over the past year and other general market considerations. Management believes this time period provides a reasonable sample for projecting future excess mortgage servicing amounts while taking into account current market conditions.

•	Discount Rate: The discount rates New Residential uses are derived from market data on pricing of mortgage servicing rights backed by similar collateral.

New Residential uses different prepayment and delinquency assumptions in valuing the Excess MSRs relating to the original loan pools, the Recapture Agreements and the Excess MSRs relating to recaptured loans. The prepayment speed and delinquency rate assumptions differ because of differences in the collateral characteristics, eligibility for the Home Affordable Refinance Program 2.0 (“HARP 2.0”) and expected borrower behavior for original loans and loans which have been refinanced. New Residential uses the same assumptions for recapture and discount rates when valuing Excess MSRs and Recapture Agreement. These assumptions are based on historical recapture experience and market pricing.

Excess MSRs measured at fair value on a recurring basis using Level 3 inputs changed during the period December 8, 2011 (Commencement of operations) through December 31, 2011 and the year ended December 31, 2012 as follows:

	Level 3
	Pool 1 (A)	Pool 2 (A)	Pool 3 (A)	Pool 4 (A)	Pool 5 (A)	Total
Balance at December 8, 2011 (Commencement of operations)	$—	$—	$—	$—	$—	$—
Transfers (B)
Transfers from Level 3	—	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—	—
Total gains (losses) included in net income (C)	367	—	—	—	—	367
Interest income	1,260	—	—	—	—	1,260
Purchases, sales and repayments
Purchases	43,742	—	—	—	—	43,742
Proceeds from sales	—	—	—	—	—	—
Proceeds from repayments	(1,398)	—	—	—	—	(1,398)

Balance at December 31, 2011	$43,971	$—	$—	$—	$—	$43,971

Transfers (B)
Transfers from Level 3	—	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—	—
Total gains (losses) included in net income (C)	5,877	1,226	2,780	1,004	(1,864)	9,023
Interest income	7,955	3,450	3,409	1,381	11,293	27,488
Purchases, sales and repayments
Purchases	—	43,872	36,218	15,439	124,813	220,342
Purchase adjustments	(178)	(1,522)	—	—	—	(1,700)
Proceeds from sales	—	—	—	—	—	—
Proceeds from repayments	(16,715)	(7,704)	(6,973)	(2,788)	(19,908)	(54,088)

Balance at December 31, 2012	$40,910	$39,322	$35,434	$15,036	$114,334	$245,036

(A)	Includes the recapture agreement for each respective pool.
(B)	Transfers are assumed to occur at the beginning of the respective period.
(C)	The gains (losses) recorded in earnings during the period are attributable to the change in unrealized gains (losses) relating to Level 3 assets still held at the reporting dates. These gains (losses) represent the change in fair value of the Excess MSRs and are recorded in “Change in fair value of investments in excess mortgage servicing rights” in the consolidated statements of income.

Real Estate Securities Valuation

As of December 31, 2012 New Residential’s securities valuation methodology and results are further detailed as follows:

			Fair Value
Asset Type	Outstanding Face Amount	Amortized Cost Basis	Multiple Quotes (A)	Single Quote (B)	Total
ABS-Subprime	$433,510	$274,230	$265,556	$24,200	$289,756

(A)	Management generally obtained pricing service quotations or broker quotations from two sources, one of which was generally the seller (the party that sold us the security). Management selected one of the quotes received as being most representative of the fair value and did not use an average of the quotes. Even if New Residential receives two or more quotes on a particular security that come from non-selling brokers or pricing services, it does not use an average because management believes using an actual quote more closely represents a transactable price for the security than an average level. Furthermore, in some cases there is a wide disparity between the quotes New Residential receives. Management believes using an average of the quotes in these cases would not represent the fair value of the asset. Based on New Residential’s own fair value analysis using internal models, management selects one of the quotes which is believed to more accurately reflect fair value. New Residential never adjusts quotes received. These quotations are generally received via email and contain disclaimers which state that they are “indicative” and not “actionable” — meaning that the party giving the quotation is not bound to actually purchase the security at the quoted price.
(B)	Management was unable to obtain quotations from more than one source on these securities. The one source was generally the seller (the party that sold us the security) or a pricing service.

Fair value measurements categorized within Level 3 are sensitive to changes in the assumptions or methodology used to determine fair value, and such changes could result in a significant increase or decrease in the fair value. For New Residential’s investments in real estate securities categorized within Level 3 of the fair value hierarchy, the significant unobservable inputs include the discount rates, assumptions related to prepayments, default rates and loss severities. Significant increases (decreases) in any of the discount rates, default rates or loss severities in isolation would result in a significantly lower (higher) fair value measurement. The impact of changes in prepayment speeds would have differing impacts on fair value, depending on the seniority of the investment. Generally, a change in the default assumption is generally accompanied by directionally similar changes in the assumptions used for the loss severity and the prepayment speed.

Fair value estimates of New Residential’s securities were based on third party indications as of December 31, 2012 and classified as Level 3. Securities measured at fair value on a recurring basis using Level 3 inputs changed during the year ended December 31, 2012 as follows:

Level 3
ABS- Subprime
Balance at December 31, 2011	$—
Transfers (A)
Transfers from Level 3	—
Transfers into Level 3	—
Total gains (losses)
Included in net income	—
Included in other comprehensive income (B)	15,526
Amortization included in interest income	5,339
Purchases, contributions in-kind, sales and repayments
Purchases	121,262
Contributions in-kind	164,142
Proceeds from sales	—
Proceeds from repayments	(16,513)

Balance at December 31, 2012	$289,756

(A)	Transfers are assumed to occur at the beginning of the respective period.
(B)	These gains (losses) were included in net unrealized gain (loss) on securities in the consolidated statements of comprehensive income.

Liabilities for Which Fair Value is Only Disclosed

The following table summarizes the level of the fair value hierarchy, valuation techniques and variables used for estimating liabilities not measured at fair value in the statement of financial position but for which fair value is disclosed:

Type of Liabilities Not Measured At Fair Value for Which Fair Value Is Disclosed	Fair Value Hierarchy	Valuation Techniques and Significant Inputs
Repurchase agreements	Level 2	Valuation technique is based on market comparables. Significant variables include: • Amount and timing of expected future cash flows • Interest rates • Collateral funding spreads